Discontinued Operations - Schedule of Summarized Financial Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Revenues	$ 137,189	$ 210,780	$ 308,099
Net income	$ (5,187)	(4,256)	(31,203)
Case-Bencor Joint Venture [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Revenues		10,720	24,879
Gross profit		2,466	5,496
Net income		$ 2,466	$ 5,496